Share-based payments - Restricted share unit plan (Details)		3 Months Ended		6 Months Ended
	Sep. 25, 2025 shares	Feb. 28, 2026 USD ($)	Feb. 28, 2025 USD ($)	Feb. 28, 2026 USD ($) shares	Feb. 28, 2025 USD ($)
Share-based payments
Number RSUs granted to Chief Executive Officer | shares	12,500			12,500
Stock based compensation expense		$ 22,832	$ 10,089	$ 44,111	$ 23,220
Restricted share unit
Share-based payments
Stock based compensation expense		$ 17,873	$ 0	$ 30,980	$ 0